Leases and Contingencies - Additional Information (Details)	May 06, 2020	Oct. 24, 2019	Jun. 02, 2019 USD ($)	Nov. 29, 2018 USD ($)	Dec. 31, 2019 USD ($) Squaremetre
Loss Contingencies [Line Items]
Finance lease, noncurrent | $					$ 0
Minimum
Loss Contingencies [Line Items]
Damages sought, value | $				$ 500,000,000
Zhengjin (Fujian) Precious Metal Investment Co. Ltd. [Member]
Loss Contingencies [Line Items]
Lawsuit filing date			June 2, 2019
Name of plaintiff			Zhengjin
Domicile of litigation			Xicheng District People’s Court in Beijing, PRC
Plantiff's allegations			Lin Zhang, a PRC citizen in a lawsuit filed in Xicheng District People’s Court in Beijing, PRC (the “Court”) claiming that his/her trading activities in the trading system of Haixi Commodity Trading are invalidated and the defendants shall return the transaction amount in the aggregate of RMB2,729,996, approximately $391,000.
Actions taken by defendant		The defendants filed an application for objection to jurisdiction to the Court on October 24, 2019.
Zhengjin (Fujian) Precious Metal Investment Co. Ltd. [Member] | Subsequent Event
Loss Contingencies [Line Items]
Domicile of litigation	Gulou District People's Court in Fuzhou City, Fujian Province, PRC
Actions taken by the Court	The Court then issued a civil ruling No. 22769 of Beijing 0102 Minchu (2019) on May 6, 2020, and transferred the case to the Gulou District People's Court in Fuzhou City, Fujian Province, PRC for trial. This case remains in its preliminary stage.
Zhengjin (Fujian) Precious Metal Investment Co. Ltd. [Member] | RMB
Loss Contingencies [Line Items]
Damages sought, value | $			$ 729,996
Zhengjin (Fujian) Precious Metal Investment Co. Ltd. [Member] | United States of America, Dollars
Loss Contingencies [Line Items]
Damages sought, value | $			$ 391,000
Beijing Lease
Loss Contingencies [Line Items]
Area of lease					4,200
Shanghai Lease
Loss Contingencies [Line Items]
Area of lease					540
Shenzhen Lease
Loss Contingencies [Line Items]
Area of lease					760
Wuhan Lease
Loss Contingencies [Line Items]
Area of lease					110
Shandong Province Lease
Loss Contingencies [Line Items]
Area of lease					275
Hong Kong Lease
Loss Contingencies [Line Items]
Area of lease					460